Consolidated Balance Sheets - USD ($)		Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents		$ 753,717	$ 4,531,266
Accounts receivable, net		7,887,069	6,758,162
Accounts receivable-related parties, net		959,275	351,472
Advances to suppliers		3,444,286	6,541,323
Prepaid expenses			296,494
Inventories, net		1,746,323	542,384
Cryptocurrencies, net		268,983	829,165
Other current assets		1,778,511	1,218,148
TOTAL CURRENT ASSETS		16,838,164	21,068,414
Property, plant and equipment, net		18,488,573	21,562,084
Right-of-use assets		807,354	896,505
Long-term investments		374,959	679,807
Goodwill		179,795
Other assets, non-current		2,798,887	2,948,681
TOTAL ASSETS		39,487,732	47,155,491
CURRENT LIABILITIES
Short-term bank loans	[1]	7,262,180	7,792,125
Accounts payable		4,788,316	9,872,924
Advances from customers		734,131	458,158
Advances from customers-related parties		646,559	121,059
Amounts due to related parties		2,985,480	3,145,260
Accrued payroll and benefits		199,562	252,827
Other payables and accrued expenses		4,794,842	4,893,499
Other taxes payable			379,925
Lease liability-current		439,976	427,372
Other current liability		276,460
TOTAL CURRENT LIABILITIES		22,127,506	27,343,149
Lease liability		438,985	561,843
TOTAL LIABILITIES		22,566,491	27,904,992
EQUITY
Ordinary shares, 2022 and 2021: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, June 30, 2022: 15,590,789 shares; December 31, 2021: 15,513,605 shares;		161,396,304	161,098,010
Additional paid-in capital		22,447,083	22,447,083
Reserve		14,044,269	14,044,269
Accumulated deficit		(204,137,958)	(202,137,403)
Accumulated other comprehensive income		23,171,543	23,800,299
Total equity (deficit) of the Company		16,921,241	19,252,258
Non-controlling interest			(1,759)
Total Equity		16,921,241	19,250,499
TOTAL LIABILITIES AND EQUITY		$ 39,487,732	$ 47,155,491

[1]	Detailed information of secured short-term loan balances as of June 30, 2022 and December 31, 2021 were as follows: